Capital & Equity (Details)	1 Months Ended				12 Months Ended
	Sep. 15, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Jul. 25, 2017	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Capital & Equity (Textual)
Ordinary shares, par value | $ / shares					$ 0.0001	$ 0.0001
Ordinary shares, authorized | shares					500,000,000	500,000,000
Ordinary shares, issued | shares					11,421,393	11,421,393
Proceeds for ordinary shares | $	$ 7,731,271						$ 7,731,271
Outstanding ordinary shares, description				1-for-10 reverse stock split.
IPO [Member]
Capital & Equity (Textual)
Proceeds for ordinary shares | $	$ 797,092
Common Stock [Member]
Capital & Equity (Textual)
Ordinary shares, par value | $ / shares	$ 6.00				$ 0.0001
Ordinary shares, authorized | shares					500,000,000
Ordinary shares, issued | shares	1,421,394				10,000,000
Proceeds for ordinary shares | $	$ 8,528,363					$ 1,000
Common Stock [Member] | Hangzhou Longyun [Member]
Capital & Equity (Textual)
Capital contributions | $		$ 145,232						$ 1,053,607
Common Stock [Member] | Hangzhou Longyun [Member] | RMB [Member]
Capital & Equity (Textual)
Capital contributions | ¥			¥ 945,000						¥ 6,800,000